UNITED STATES             -------------------------
                  SECURITIES AND EXCHANGE COMMISSION          OMB APPROVAL
                        Washington, D.C. 20549         -------------------------
                                                       OMB Number      3235-0456
                              FORM 24F-2               Expires:  August 31, 2003
                   Annual Notice of Securities Sold    Estimated  average burden
                        Pursuant to Rule 24f-2         hours per response .... 1
                                                       -------------------------

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1.     Name and Address of Issuer:

       ING Financial Services Fund, Inc.
       (formerly Pilgrim Financial Services Fund, Inc.)
       7337 East Doubletree Ranch Road
       Scottsdale, AZ 85258-2034
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2.     The name of each Series or Class of securities for which this Form is filed (If the Form is being filed for all Series and Classes of securities of the Issuer, check the box but do not list series or classes): [X]

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3.     Investment Company Act File Number:   811-4504


       Securities Act File Number:           33-33445
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4(a).  Last day of fiscal year for which this Form is filed: May 31, 2002

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4(b).  [ ] Check box if this Form is being  filed  late  (i.e.,  more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)


       NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.
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4(c).  [ ] Check box if this is the last time the issuer will be filing this Form.

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       PERSONS WHO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED IN
         THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS THE FORM DISPLAYS
                     A CURRENTLY VALID OMB CONTROL NUMBER.

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5. Calculation of Registration Fee:

   (i)    Aggregate  sale price of securities  sold
          during  the  fiscal   year   pursuant  to
          section 24(f):                                          $   76,834,562
                                                                  --------------
   (ii)   Aggregate price of securities redeemed or
          repurchased   during  the  fiscal   year:
                                                    $ 89,674,778
                                                    ------------
   (iii)  Aggregate price of securities redeemed or
          repurchased  during any PRIOR fiscal year
          ending no earlier  than  October 11, 1995
          that were not  previously  used to reduce
          registration    fees   payable   to   the
          Commission:                               $282,307,301
                                                    ------------
   (iv)   Total available  redemption  credits [add
          Items 5(ii) and 5(iii)]:                                $  371,982,079
                                                                  --------------
   (v)    Net sales - if Item 5(i) is greater  than
          Item 5(iv) [subtract Item 5(iv) from Item
          5(i)]:                                                  $            0
                                                                  --------------
   (vi)   Redemption  Credits  available for use in
          future  years - if Item 5(i) is less than
          Item 5(iv) [subtract Item 5(iv) from Item
          5(i)]:                                    $295,147,517
                                                    ------------
   (vii)  Multiplier for  determining  registration
          fee (See Instruction C.9):                                    0.000092
                                                                  --------------
   (viii) Registration  fee due [multiply Item 5(v)
          by Item  5(vii)]  (enter "0" if no fee is
          due):                                                   $            0
                                                                  ==============
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6. Prepaid Shares

   If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:_____________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:_____________.

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7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

   $_____
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
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8.     Total of the Amount of the Registration Fee Due Plus Any Interest Due
       [line 5(viii) plus line7]:

       $0
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9.     Date the Registration Fee and any Interest Payment was Sent to the
       Commission's Lockbox Depository:

       Date:                                    CIK Number:

       Method of Delivery:
                          [ ] Wire Transfer
                          [ ] Mail or other means
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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Todd Modic
                          --------------------------------------
                          Todd Modic, Assistant Vice President
                          --------------------------------------

Date: August 28, 2002

   *Please print the name and title of the signing officer below the signature